Subsequent Events - Additional Information (Detail) - USD ($)								1 Months Ended		12 Months Ended
	Apr. 12, 2026	Oct. 30, 2025	Apr. 12, 2025	Jan. 08, 2025	Oct. 30, 2024	Apr. 12, 2024	Oct. 30, 2023	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value										$ 3.6	$ 1.6
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period										426,253	1,585,311	190,476
CEO,CFO And Non Executive [Member]
Subsequent Event [Line Items]
Shares granted, value, share-based payment arrangement, after forfeiture						$ 111,000	$ 631,250
CEO,CFO And Non Executive [Member] | Employee Stock Option
Subsequent Event [Line Items]
Share based compensation by share based award vesting percentage	50.00%	50.00%	50.00%		50.00%
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value						$ 2.69	$ 1.14
Subsequent Event [Member] | Neptulus [Member]
Subsequent Event [Line Items]
Percentage of repayment of remaining purchase price								90.00%
Subsequent Event [Member] | Clean Imperial [Member]
Subsequent Event [Line Items]
Payments to acquire productive assets								$ 37,300,000
Subsequent Event [Member] | CEO,CFO And Non Executive [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period				391,600
Shares granted, value, share-based payment arrangement, after forfeiture				$ 312,500
Subsequent Event [Member] | CEO,CFO And Non Executive [Member] | Employee Stock Option
Subsequent Event [Line Items]
Share based compensation by share based award vesting percentage				50.00%
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value				$ 3.2
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Dividends, preferred stock									$ 435,246